Subsequent Event - Additional Information (Detail) - USD ($)	Mar. 07, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Aggregate principal amount of borrowings outstanding, including total PIK Loans issued		$ 81,080,000
Fourth Amendment [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity finance completion last date	Jan. 15, 2018
Warrants issue to purchase common stock	1,937,890
Warrants exercise price	$ 2.35
Fourth Amendment [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of equity securities on event of default occurred due to going concern qualification	$ 30,000,000
Term Loan Agreement [Member]
Subsequent Event [Line Items]
Minimum cash balance		2,000,000	$ 2,000,000
Aggregate principal amount of borrowings outstanding, including total PIK Loans issued		$ 81,100,000	$ 30,200,000
Term Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of financing fee	5.00%
Minimum cash balance	$ 10,000,000